26) Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2020
Investments In Associates And Joint Ventures
26) Investments in associates and joint ventures

26)       Investments in associates and joint ventures

a)	Breakdown of investments in associates and joint ventures

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	3,885,336	(157,556)	75,507,836	16,299,562	66,942,947	10,806,367	11,186,013	(347,338)
IRB - Brasil Resseguros S.A. (3)	-	-	-	53,454	-	-	-	-	-	-
Fleury S.A. (4) (5)	22.47%	22.47%	1,206,372	42,158	1,990,891	3,632,868	1,201,313	2,622,634	2,930,975	220,692
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	106,085	4,384	5,492,157	1,410,680	4,265,660	2,107,953	1,070,232	20,221
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	130,641	(2,196)	207,631	136,107	25,451	6,112	154,225	(5,248)
Tecnologia Bancária S.A. (4)	24.32%	24.32%	166,044	35,285	685,459	1,796,631	716,566	1,089,234	2,680,429	130,596
Swiss Re Corporate Solutions Brasil (4)	40.00%	40.00%	332,244	(2,651)	2,499,009	1,446,089	2,809,293	305,194	991,491	(6,627)
Gestora de Inteligência de Crédito S.A. (4)	20.00%	20.00%	28,680	(19,064)	199,844	1,063,455	138,933	980,967	40,598	(95,260)
Other (4)			96,001	52,811
Total investments in associates			5,951,403	6,625	86,582,827	25,785,392	76,100,163	17,918,461	19,053,963	(82,964)

Elo Participações Ltda. (6)	50.01%	50.01%	1,435,437	434,313	892,035	2,704,326	262,501	151,629	18,223	864,391
Crediare S.A. – Crédito, Financiamento e Investimento (7)	-	-	-	3,920	-	-	-	-	-	-
MPO - Processadora de Pagamentos Móveis S.A. (8)	-	-	-	-	-	-	-	-	-	-
Total investments in joint ventures			1,435,437	438,233	892,035	2,704,326	262,501	151,629	18,223	864,391
Total on December 31, 2020			7,386,840	444,858	87,474,862	28,489,718	76,362,664	18,070,090	19,072,186	781,427

(1) Income from financial intermediation or fee and commission;

(2) Brazilian company, services provider related to credit and debit cards and other means of payment. In 2020, the Organization received R$20,797 thousand of dividends and interest on shareholders’ equity of this investment. In its financial statements, Cielo S.A. presented R$51,779 thousand of other comprehensive income;

(3) Equity method discontinued after the loss of significant influence resulting from the resignation of the chair on the institution’s board of directors, in April 2020, being classified as marketable securities in the category at fair value through other comprehensive income;

(4) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;

(5) Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;

(6) Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2020, the Organization received R$228,125 thousand of dividends from this investment;

(7) Company sold in July 2020; and

(8) Company merged in November 2020.

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	4,012,423	475,194	80,584,265	13,924,371	74,467,296	8,648,722	5,300,681	1,583,827
IRB - Brasil Resseguros S.A. (3) (4)	15.23%	15.23%	668,833	225,137	10,900,366	6,029,558	11,222,870	1,334,052	7,842,177	1,472,003
Fleury S.A. (3) (5)	16.28%	16.28%	703,401	37,312	990,578	3,707,962	685,626	2,210,530	3,047,851	327,279
Aquarius Participações S.A.	49.00%	49.00%	44,535	12,155	914	90,013	39	-	-	24,805
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	104,420	3,824	2,769,583	1,501,644	3,018,405	732,665	3,933,691	16,642
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	135,005	9,328	245,624	106,351	25,873	3,491	188,407	22,550
NCR Brasil Indústria de Equipamentos para Automação S.A. (6)	-	-	-	-	-	-	-	-	-	-
Tecnologia Bancária S.A. (3)	24.32%	24.32%	130,759	15,327	561,182	1,646,932	448,857	1,256,342	2,478,999	44,698
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	345,825	9,056	2,206,395	1,487,009	2,522,673	317,259	1,167,924	22,641
Gestora de Inteligência de Crédito S.A. (3)	20.00%	20.00%	47,744	(11,354)	202,904	323,845	38,512	249,519	17	(73,143)
Other (3)	-	-	54,021	98,959	-	-	-	-	-	-
Total investments in associates			6,246,966	874,938	98,461,811	28,817,685	92,430,151	14,752,580	23,959,747	3,441,302

Elo Participações S.A. (7)	50.01%	50.01%	1,338,973	314,644	1,385,306	1,835,595	199,891	29,192	38,605	627,367
Crediare S.A. – Crédito, Financiamento e Investimento	50.00%	50.00%	49,673	11,482	448,568	4,738	353,962	-	135,746	23,498
MPO - Processadora de Pagamentos Móveis S.A. (8)	100.00%	100.00%	-	18	2,676	1,423	4,187	-	150	44
Total investments in joint ventures			1,388,646	326,144	1,836,550	1,841,756	558,040	29,192	174,501	650,909
Total on December 31, 2019 (9)			7,635,612	1,201,082	100,298,361	30,659,441	92,988,191	14,781,772	24,134,248	4,092,211

(1) Income from financial intermediation or fee and commission;

(2) Brazilian company, services provider related to credit and debit cards and other means of payment. In 2019, the Organization received R$448,291 thousand of dividends and interest on shareholders’ equity of this investment. In its financial statements, Cielo S.A. presented R$45,693 thousand of other comprehensive income;

(3) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;

(4) Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;

(5) Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;

(6) In 2019, there was the divestiture of the company NCR Brasil Indústria de Equipamentos para Automação S.A.;

(7) Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2019, the Organization received R$72,215 thousand of dividends from this investment. In its financial statements, Elo Participações S.A. presented R$22 thousand of other comprehensive income;

(8) In December 2019, we began to consolidate the company MPO – Processadora de Pagamentos Móveis S.A., after the shareholding acquisition; and

(9) In 2019, impairment losses were recorded in “associates and jointly controlled entities” in the amount of R$727,235 thousand.

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	4,679,589	1,011,125	65,967,300	16,595,791	56,802,838	10,890,157	1,883,033	3,341,909
IRB - Brasil Resseguros S.A. (3) (4)	15.23%	15.23%	606,161	174,277	10,265,219	5,417,377	10,845,420	873,938	7,036,160	1,139,542
Fleury S.A. (3) (5)	16.28%	16.28%	699,927	38,805	1,510,304	2,482,580	640,899	1,570,942	2,642,751	238,558
Aquarius Participações S.A. (6)	49.00%	49.00%	43,030	130,769	19,096	86,626	17,907	-	-	266,876
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	100,597	602	2,587,712	1,503,374	2,210,690	1,880,396	6,362,896	3,010
Cia. Brasileira de Gestão e Serviços S.A. (3)	41.85%	41.85%	127,677	8,895	230,503	100,052	22,207	3,258	174,816	21,254
NCR Brasil Indústria de Equipamentos para Automação S.A. (3)	49.00%	49.00%	52,571	6,689	305,278	30,249	207,894	-	9,601	13,651
Técnologia Bancária S.A. (3)	24.32%	24.32%	115,433	(8,492)	471,119	1,488,542	511,883	1,035,574	2,225,362	(34,918)
Swiss Re Corporate Solutions Brasil (3) (7)	40.00%	40.00%	345,036	(10,998)	2,110,050	1,479,827	2,509,280	246,060	973,422	(27,494)
Gestora de Inteligência de Crédito S.A. (3)	20.00%	20.00%	59,098	(6,466)	165,299	173,083	42,894	-	13,726	(32,330)
Other (3)	-	-	35,083	33,788	-	-	-	-	-	-
Total investments in associates			6,864,202	1,378,994	83,631,880	29,357,501	73,811,912	16,500,325	21,321,767	4,930,058

Elo Participações S.A. (8)	50.01%	50.01%	1,191,343	288,938	718,623	1,981,596	170,683	8,220	28,938	573,968
Crediare S.A. – Crédito, Financiamento e Investimento	50.00%	50.00%	70,254	12,473	330,042	66,980	161,458	-	136,193	24,946
MPO - Processadora de Pagamentos Móveis S.A.	50.00%	50.00%	-	(30)	2,284	1,696	4,112	-	154	(60)
Total investments in joint ventures			1,261,597	301,381	1,050,949	2,050,272	336,253	8,220	165,285	598,854
Total on December 31, 2018			8,125,799	1,680,375	84,682,829	31,407,773	74,148,165	16,508,545	21,487,052	5,528,912

(1) Income from financial intermediation or fee and commission;

(2) Brazilian company, services provider related to credit and debit cards and other means of payment. In 2018, the Organization received R$1.204.069 thousand of dividends and interest on shareholders’ equity of this investment. In its financial statements, Cielo S.A. presented R$6,948 thousand of other comprehensive income;

(3) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;

(4) Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;

(5) Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;

(6) In 2018, occurred the partial spin-off and consolidation of Fidelity Processadora S.A., controlled by Aquarius Participações S.A.;

(7) In 2018, impairment losses were recorded in “associates and jointly controlled entities” in the amount of R$107,000 thousand; and

(8) Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2018, the Organization received R$38,278 thousand of dividends from this investment. In its financial statements, Elo Participações S.A. presented R$44 thousand of other comprehensive income.

In 2020, with the exception of Cielo S.A. and Fleury S.A., the other investments mentioned in the previous table were not regularly traded on any stock exchange. The fair value of investments totaled R$5,002,162 thousand (2019 - R$14,815,109 thousand). The Organization does not have contingent liabilities for investments in associates, which is responsible in part or in whole.

b)	Changes in associates

	R$ thousand
	2020	2019
Initial balances	7,635,612	8,125,799
Acquisitions (1)	491,438	-
Spin-off of associates (2)	(102,282)	(66,889)
Equity in net income of associates	444,858	1,201,082
Dividends/Interest on equity	(405,791)	(729,654)
Impairment	-	(727,235)
Other (3)	(676,995)	(167,491)
At the end of the year	7,386,840	7,635,612

(1) In 2020, there was a stake increase in the company Fleury S.A., after the approval of BACEN;

(2) In 2020, there was the divestiture of the companies Aquarius Participações S.A., Crediare S.A. Crédito, Financiamento e Investimento and EBP - Estrutura Brasileira de Projetos (Brazilian Structure of Projects); and

(3) Balance refers mainly to the investment of IRB-Brasil Resseguros S.A., which ceased to be an investment in an associate, in April 2020, and is now treated as marketable securities at fair value through other comprehensive income.